Consolidated Statements of Changes in Equity - CAD ($) $ in Millions	Total	Issued capital Class A Common Shares	Issued capital Class B Subordinate Voting Shares	Retained earnings	Contributed surplus	Accumulated other comprehensive income	Non-controlling interests
Beginning of year at Dec. 31, 2021			$ 6,201	$ 16,343	$ 253	$ 202	$ 768
Share repurchases (Note 26(i))			(374)	(1,018)
Issued on exercise of options			306		(72)
Shares issued on dual class amendment			0	0
Profit for the year attributable to shareholders of the company	$ 3,317			3,317
Dividends paid (Note 26(h))				(532)
Remeasurements of retirement benefit plans	45			45		45
Share option compensation expense (Note 26(d))					26
Other comprehensive income (loss)						815
Loss for the year attributable to non-controlling interests	(19)						(19)
Other comprehensive income (loss) attributable to non-controlling interests							60
Contributions from non-controlling interests							307
Distributions to non-controlling interests							(78)
End of year at Dec. 31, 2022	26,511	$ 6	6,133	18,065	207	1,062	1,038
Share repurchases (Note 26(i))			(60)	(190)
Issued on exercise of options			83		(20)
Shares issued on dual class amendment			302	(302)
Profit for the year attributable to shareholders of the company	2,409			2,409
Dividends paid (Note 26(h))				(515)
Remeasurements of retirement benefit plans	(151)			(151)		(151)
Share option compensation expense (Note 26(d))					26
Other comprehensive income (loss)						(218)
Loss for the year attributable to non-controlling interests	(101)						(101)
Other comprehensive income (loss) attributable to non-controlling interests							(18)
Contributions from non-controlling interests							439
Distributions to non-controlling interests							(54)
End of year at Dec. 31, 2023	$ 28,292	$ 6	$ 6,458	$ 19,618	$ 213	$ 693	$ 1,304